Commitments and Contingent Liabilities - Significant Industry Concentrations Related to Credit Exposure (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	[1]	$ 63,703	$ 59,132
Financial institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans		15,899	13,319
Unfunded commitments		36,000
Total exposure		51,900
Financial institutions | Securities industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans		3,100
Unfunded commitments		20,600
Total exposure		23,700
Financial institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans		9,400
Unfunded commitments		2,100
Total exposure		11,500
Financial institutions | Asset managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans		2,000
Unfunded commitments		5,600
Total exposure		7,600
Financial institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans		200
Unfunded commitments		4,500
Total exposure		4,700
Financial institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans		100
Unfunded commitments		1,900
Total exposure		2,000
Financial institutions | Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans		1,100
Unfunded commitments		1,300
Total exposure		2,400
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans		2,342	$ 1,642
Unfunded commitments		18,200
Total exposure		20,500
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans		600
Unfunded commitments		6,300
Total exposure		6,900
Commercial | Services and other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans		800
Unfunded commitments		5,500
Total exposure		6,300
Commercial | Energy and utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans		600
Unfunded commitments		4,900
Total exposure		5,500
Commercial | Media and telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans		300
Unfunded commitments		1,500
Total exposure		$ 1,800

[1]	Net of unearned income of $674 million at Dec. 31, 2015 and $866 million at Dec. 31, 2014 primarily on domestic and foreign lease financings.